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                        MFS(R) Government Securities Fund

          Supplement to the Current Statement of Additional Information


         Part I of the MFS Government Securities Fund's Statement of Additional Information, dated July 1, 1999 as amended September 21, 1999, is hereby revised by amending the first paragraph of Section VII entitled, "Investment Techniques, Practices and Risks", to add the following percentage limitation:

               o Collateralized Mortgage Obligations may be up to (but not including) 20% of the Fund's assets.


                 The date of this Supplement is January 5, 2000.